Earnings (Losses) Per Share	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
EARNINGS (LOSSES) PER SHARE

NOTE 9:- EARNINGS (LOSSES) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (losses) per share:

	Nine months ended September 30,
	2021	2020
Numerator for basic and diluted net earnings (losses) per share:
Net income (loss)	$14,573	$(10,684)

Weighted average shares outstanding:

Denominator for basic earnings (losses) per share	46,200,884	41,059,090

Effect of dilutive securities:
Share options, warrants and restricted share units	1,645,193	-
Denominator for diluted earnings (losses) per share	47,846,077	41,059,090

Basic earnings (losses) per share	$0.32	$(0.26)

Diluted earnings (losses) per share	$0.30	$(0.26)

No shares related to the outstanding options and RSUs were excluded from the calculation of diluted earnings per share due to their anti-dilutive effect for the nine months ended September 30, 2021. During the nine months ended September 30, 2020, the Company was in a loss position and therefore all its securities were antidilutive.